10. BORROWED FUNDS FROM CERAVEST INVESTORS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Third Party Borrowings Details 1
CeraVest Fixed, Weighted Average Interest Rate	8.32%	8.33%
CeraVest Flex, Weighted Average Interest Rate	8.03%	8.03%
Borrowed Funds CeraVest Fixed, Maturities	July 2016 to December 2016
CeraVest Fixed	$ 102,981	$ 97,392
CeraVest Flex	243,392	105,333
Total	$ 346,373	$ 202,725